ECP-Q1

Quarterly Report
May 31, 2026
MFS®  Active Core Plus Bond
ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Aerospace & Defense – 1.3%
Boeing Co., 6.528%, 5/01/2034	$2,139,000	$2,335,066
Boeing Co., 5.805%, 5/01/2050	159,000	157,408
Bombardier, Inc., 6.75%, 6/15/2033 (n)	1,390,000	1,447,757
TransDigm, Inc., 4.625%, 1/15/2029	330,000	325,095
TransDigm, Inc., 6.375%, 5/31/2033 (n)	1,106,000	1,116,619
		$5,381,945
Asset-Backed & Securitized – 25.9%
ACORE Issuer LLC, 2026-FL1, “B”, 5.502%, 8/20/2043 (n)	$1,750,000	$1,752,114
ACORE Issuer LLC, 2026-FL1, “C”, FLR, 5.702% (SOFR - 1mo. + 2.1%), 8/20/2043 (n)	692,000	692,886
ACREC 2025-FL3 LLC, “AS”, FLR, 5.265% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	97,500	97,455
Acres PLC, 2026-FL4, “AS”, FLR, 5.325% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	551,500	552,886
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	100,000	100,406
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	336,457	336,905
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	108,896	108,941
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	592,784	592,755
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	156,837	156,661
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	157,328	156,394
Arbor Realty Commercial Real Estate, 2026-FL1, “B”, FLR, 5.602% (SOFR - 1mo. + 2%), 9/20/2043 (n)	1,500,000	1,504,685
Arbor Realty Commercial Real Estate, 2026-FL1, “C”, FLR, 5.802% (SOFR - 1mo. + 2.2%), 9/20/2043 (n)	2,009,424	2,015,704
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.092% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	97,477	97,481
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.942% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	327,179
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 5.977% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	100,000	99,969
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.167% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	120,332	120,055
Ares CLO Ltd., FLR, 5.366% (SOFR - 3mo. + 1.7%), 1/25/2038 (n)	1,500,000	1,500,823
ARI Fleet Lease Trust, 2026-A, “A2”, 3.96%, 11/15/2034 (n)	141,000	140,525
Aspire Mortgage Trust, 2026-1, “A-1”, 4.855%, 1/25/2066 (n)	374,894	371,727
Aspire Mortgage Trust, 2026-2, “A-1”, 5.325%, 4/26/2066 (n)	792,586	791,189
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.305% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	350,000	350,088
Bain Capital Credit CLO Ltd., 2019-1A, “CR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/19/2034 (n)	2,500,000	2,502,020
Bain Capital Credit CLO Ltd., 2020-3A, “DRR”, FLR, 6.766% (SOFR - 3mo. + 3.1%), 10/23/2034 (n)	935,000	915,502
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)	803,892	804,565
Bain Capital Credit CLO Ltd., 2021-4A, “CRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 10/20/2034 (n)	1,300,000	1,300,009
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.525% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	800,000	800,566
Bain Capital Credit CLO Ltd., 2022-3A, “CR”, FLR, 5.58% (SOFR - 3mo. + 1.9%), 7/17/2035 (n)	500,000	500,465
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	188,139	191,024
Bank5, 2026-5YR20, “A3”, 5.104%, 2/15/2059	75,609	76,400
Bank5, 2026-5YR20, “AS”, 5.336%, 2/15/2059	232,069	233,207
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.013% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)	250,000	249,991
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.213% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	250,000	249,369
BBCMS Mortgage Trust, 2025-C39, “A5”, 5.297%, 12/15/2058	157,895	160,190
BDS 2025-FL14 Ltd., “B”, FLR, 5.305% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	134,096	134,071
BDS 2025-FL16 Ltd., “B”, FLR, 5.462% (SOFR - 1mo. + 1.85%), 6/19/2043 (n)	496,505	497,372
BDS Ltd., 2026-FL17, “C”, FLR, 5.6% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)	636,902	636,896
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.592%, 10/15/2058	133,186	135,126
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 5.863% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	400,000	398,382
BMP Commercial Mortgage Trust, 2024-MF23, “B”, 5.268% (SOFR - 1mo. + 1.6416%), 6/15/2041 (n)	250,000	250,234
BofA Auto Trust, 2026-A, “A2A”, 4.1%, 11/15/2028 (n)	438,000	437,802
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.312%, 8/19/2043 (n)	667,000	668,250
BRSP 2026-FL3 Ltd., “C”, FLR, 5.712% (SOFR - 1mo. + 2.1%), 8/19/2043 (n)	484,000	484,455
BSPRT Issuer Ltd., 2024-FL11, “AS”, 5.722% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	150,000	150,631
BSPRT Issuer Ltd., 2026-FL13, “B”, FLR, 5.625% (SOFR - 1mo. + 2%), 10/18/2043 (n)	2,000,000	2,002,498
BX Trust, 2025-BCAT, “A”, FLR, 5.007% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	443,146	443,561
BX Trust, 2025-BCAT, “C”, FLR, 5.527% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	94,286	94,581
BX Trust, 2025-BCAT, “D”, FLR, 6.277% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	942,864	946,692
BX Trust, 2026-CLS, “C”, 5.977%, 5/15/2043 (n)	168,000	168,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BX Trust, 2026-CLS, “D”, 7.077%, 5/15/2043 (n)	$176,000	$177,099
BX Trust, 2026-CSMO, “A”, FLR, 5.027% (SOFR - 1mo. + 1.4%), 2/15/2043 (n)	2,380,000	2,385,950
BX Trust, 2026-LP3, “D”, FLR, 5.977% (SOFR - 1mo. + 2.35%), 4/15/2043 (n)	1,981,221	1,989,889
BXMT 2020-FL2 Ltd., “A”, FLR, 4.891% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	25,822	25,803
BXMT 2021-FL4 Ltd., “A”, FLR, 5.041% ((SOFR - 1mo. + 0.11448%) + 1.05%), 5/15/2038 (n)	311,240	311,082
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	179,436	179,474
Cathedral Lake VI Ltd., FLR, 5.517% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	287,716	287,844
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.027% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	169,000	169,211
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	128,305	129,437
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	169,725	170,108
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	73,342	73,759
Columbia Cent CLO Ltd., 2020-30A, “CR2”, FLR, 5.575% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	387,755	383,951
Columbia Cent CLO Ltd., 2021-31A, “CR”, FLR, 5.525% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	300,000	298,074
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	250,000	259,356
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	500,000	522,780
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	200,000	202,350
CPS Auto Receivables Trust, 2026-B, “A”, 4.35%, 2/15/2030 (n)	596,856	596,714
Dell Equipment Finance Trust, 2026-1A, “A2”, 4.24%, 7/24/2028 (n)	570,000	570,140
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 5.425% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	250,000	248,794
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.58% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	999,128	994,259
Dryden Senior Loan Fund, 2022-98A, “CR”, FLR, 5.575% (SOFR - 3mo. + 1.9%), 4/20/2035 (n)	1,500,000	1,487,719
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.287% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	206,500	207,210
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	1,100,000	1,099,182
ELM Trust, 2024-ELM, “D10”, 6.625%, 6/10/2039 (n)	221,000	220,495
Elmwood CLO Ltd., 2021-1A, “CRR”, FLR, 5.44% (SOFR - 3mo. + 1.8%), 4/20/2037 (n)	2,500,000	2,502,582
Elmwood CLO Ltd., 2022-2A, “CR”, FLR, 5.513% (SOFR - 3mo. + 1.85%), 4/22/2035 (n)	500,000	498,109
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	176,000	175,887
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	568,000	566,620
General Motors Co., FLR, 4.192% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	250,000	250,523
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	6,405	6,410
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	409,000	408,823
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.46%, 6/15/2032 (n)	907,000	906,901
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.475% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	600,000	600,753
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.215% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	100,000	101,118
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.175% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	486,979	474,527
HPS Loan Management Ltd., FLR, 5.438% (SOFR - 3mo. + 1.8%), 4/15/2037 (n)	2,000,000	2,000,412
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	64,741	64,859
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	109,000	109,681
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	404,985	399,293
JP Morgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	156,227	154,708
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.466% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	147,000	147,032
LoanCore 2025-CRE8 Ltd., “C”, FLR, 5.766% (SOFR - 1mo. + 2.14145%), 8/17/2042 (n)	2,187,500	2,171,459
LoanCore 2025-CRE9 Ltd., “AS”, FLR, 5.325% (SOFR - 1mo. + 1.7%), 8/18/2042 (n)	2,489,000	2,493,679
LRECS 2025-CRE1 LLC, “B”, FLR, 5.612% (SOFR - 1mo. + 2%), 8/19/2043 (n)	687,327	688,136
Magnetite CLO Ltd., 2019-21A, “BR”, 5.286% ((SOFR - 3mo. + 26.161%) + 1.35%), 4/20/2034 (n)	250,000	249,875
Marble Point CLO, 2021-2A, “CR”, FLR, 5.716% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	394,872	389,908
MF1 2021-FL7 Ltd., “AS”, FLR, 5.189% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	1,000,000	999,205
MF1 2022-FL8 Ltd., “A”, FLR, 4.963% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	82,880	82,880
MF1 2022-FL8 Ltd., “C”, FLR, 5.812% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	1,750,000	1,742,877
MF1 2024-FL16 LLC, “C”, FLR, 6.167% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	350,000	351,405
MF1 2025-FL17 LLC, “A”, FLR, 4.945% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	500,000	500,079
MF1 2025-FL17 LLC, “B”, FLR, 5.417% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	500,000	500,271
MF1 2025-FL17 LLC, “C”, FLR, 5.717% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	888,889	889,368
MF1 2025-FL19 LLC, “A”, FLR, 5.197% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	250,000	250,072
MF1 2025-FL19 LLC, “AS”, FLR, 5.966% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	572,121	572,833
MF1 2025-FL19 LLC, “B”, FLR, 5.616% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	715,568	717,358
MF1 2026-FL21 LLC, “AS”, FLR, 5.175% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	527,037	527,295
MF1 2026-FL21 LLC, “C”, FLR, 5.575% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	2,446,186	2,448,989
MF1 2026-FL22 LLC, “C”, FLR, 5.66% (SOFR - 1mo. + 2%), 11/18/2043 (n)	1,418,818	1,419,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.775% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	$1,404,267	$1,408,849
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	215,989	213,876
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	112,270	112,783
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	171,935	171,476
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	370,579	368,534
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	897,193	887,091
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 5.209%, 3/25/2071 (n)	1,231,694	1,229,721
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	589,845	586,993
MTN Commercial Mortgage Trust, 2026-LPFX, 5.757%, 5/15/2043 (n)	222,222	222,490
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	2,749,724	2,760,516
New Residential Mortgage Loan Trust, 2025-NQM2, “A1”, 5.566%, 4/25/2065 (n)	76,933	77,276
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	290,663	290,776
New Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.085%, 10/25/2065 (n)	1,350,394	1,344,336
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	616,036	609,495
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	1,281,806	1,269,951
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	1,231,433	1,223,885
New Residential Mortgage Loan Trust, 2026-NQM6, “A1”, 5.293%, 5/25/2066 (n)	1,096,113	1,094,941
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	127,211	128,265
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	69,947	70,248
OBX Trust, 2025-NQM11, “A1”, 5.418%, 5/25/2065 (n)	2,308,839	2,314,753
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	73,847	74,073
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	74,990	74,882
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	75,519	75,266
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	241,588	240,026
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	170,038	169,597
OBX Trust, 2026-INV4, “AF2”, FLR, 5.062% (SOFR - 1mo. + 1.45%), 5/25/2056 (n)	1,396,697	1,396,712
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.523% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	750,000	749,286
Palmer Square Loan Funding 2024-1A Ltd., “A1R”, FLR, 4.493% (SOFR - 3mo. + 0.82%), 10/15/2032 (n)	261,064	260,916
Palmer Square Loan Funding 2024-1A Ltd., “BR”, FLR, 5.123% (SOFR - 3mo. + 1.45%), 10/15/2032 (n)	120,000	119,775
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.373% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	500,000	499,558
Palmer Square Loan Funding 2025-2A Ltd., “D”, FLR, 8.173% (SOFR - 3mo. + 4.5%), 7/15/2033 (n)	1,375,000	1,357,459
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.475% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	250,000	250,087
Park Avenue Institutional Advisers CLO Ltd., 2019-2, FLR, 7.073% (SOFR - 3mo. + 3.4%), 10/15/2034 (n)	992,908	971,328
PFP III 2025-12 Ltd., “B”, FLR, 5.654% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	100,000	100,255
PFP III 2026-13 Ltd., “AS”, FLR, 5.262% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	1,000,000	1,002,500
PFP III 2026-13 Ltd., “B”, FLR, 5.462% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	950,000	954,154
PFS Financing Corp., 2026-A, “A”, FLR, 4.342% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	1,142,000	1,145,253
PLYM Commercial Mortgage Trust, 2026-IND, “C”, FLR, 5.277% (SOFR - 1mo. + 1.65%), 3/15/2043 (n)	175,000	174,781
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.012% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	371,252	372,643
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.962% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	207,513	207,674
PMT Loan Trust, 2025-INV12, “A35”, FLR, 4.912% (SOFR - 1mo. + 1.3%), 12/25/2056 (n)	274,420	274,304
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.812% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	225,268	224,794
PMT Loan Trust, 2026-CNF4, “A23”, FLR, 4.962% (SOFR - 1mo. + 1.35%), 5/25/2057 (n)	428,147	428,106
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.762% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	1,318,298	1,320,965
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.062% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	620,493	620,470
PRM Loan Trust, 2025-PRM6, “A”, 4.63%, 7/05/2033 (n)	123,326	122,245
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	164,936	164,843
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	101,349	101,286
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	576,334	576,002
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.162% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	598,720	602,323
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	55,756	55,846
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	270,916	270,943
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.28% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	650,000	650,755
Speak CLO Ltd., 2014-1A, “CR4”, FLR, 5.63% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	250,000	249,885
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.312% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	2,500,000	2,503,124
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	45,292	45,364
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	516,675	502,250
STORE Master Funding LLC, 2026-1A, “A2”, 5.31%, 6/20/2056 (n)	1,335,779	1,334,920
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	262,427	258,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	$300,000	$300,058
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.325% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	2,000,000	2,003,728
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.575% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	356,790	357,455
Trinitas CLO Ltd., 2017-6A, “B1R4”, FLR, 5.316% (SOFR - 3mo. + 1.65%), 1/25/2034 (n)	700,000	699,746
Unity-Peace Park CLO Ltd., 2022-1A, “CR”, FLR, 5.325% (SOFR - 3mo. + 1.65%), 4/20/2035 (n)	1,242,757	1,243,719
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	110,258	111,079
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	113,800	113,366
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	179,000	178,705
Wind River 2024-1A CLO Ltd., “BR”, FLR, 5.3% (SOFR - 3mo. + 1.65%), 4/20/2037 (n)	2,000,000	2,002,144
		$110,553,445
Auto & Auto Components – 0.5%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$487,000	$492,576
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	200,000	204,596
Hyundai Capital America, 5.3%, 1/08/2030 (n)	246,000	250,010
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,289,000	1,353,065
		$2,300,247
Brokerage & Asset Managers – 3.3%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$713,000	$693,737
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 12/31/2099	1,680,000	1,680,360
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 12/31/2099	794,000	794,938
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	2,112,000	2,086,983
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	1,474,000	1,515,848
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	2,388,000	2,325,216
LPL Holdings, Inc., 4%, 3/15/2029 (n)	139,000	135,528
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	231,000	221,265
LPL Holdings, Inc., 6%, 5/20/2034	192,000	196,735
LPL Holdings, Inc., 5.75%, 6/15/2035	1,795,000	1,803,409
Nomura Holdings, Inc., 5.043%, 6/10/2036	1,419,000	1,390,481
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 12/31/2099	1,000,000	1,030,930
		$13,875,430
Building – 1.5%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$1,694,000	$1,684,093
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	1,771,000	1,775,174
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	641,000	627,664
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	867,000	865,962
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	1,459,000	1,485,647
		$6,438,540
Business Services – 0.7%
Global Payments, Inc., 2.9%, 11/15/2031	$1,845,000	$1,629,920
Paychex, Inc., 5.6%, 4/15/2035	1,209,000	1,221,218
		$2,851,138
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$544,000	$547,568
Conglomerates – 0.4%
Regal Rexnord Corp., 6.3%, 2/15/2030	$271,000	$282,838
Regal Rexnord Corp., 6.4%, 4/15/2033	1,309,000	1,387,187
		$1,670,025
Consumer Services – 0.7%
CBRE Group, Inc., 5.95%, 8/15/2034	$1,837,000	$1,914,967
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	1,267,000	1,242,328
		$3,157,295

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 0.9%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	$1,885,000	$1,838,860
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	174,000	179,604
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	400,000	404,260
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	1,361,000	1,337,768
		$3,760,492
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$1,519,000	$1,565,655
Emerging Market Quasi-Sovereign – 0.2%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	$400,000	$420,531
Petroleos Mexicanos, 5.95%, 1/28/2031	118,000	116,337
Petroleos Mexicanos, 6.35%, 2/12/2048	443,000	359,004
		$895,872
Emerging Market Sovereign – 2.9%
Commonwealth of Bahamas, 8.95%, 10/15/2032	$600,000	$668,256
Republic of Colombia, 7.75%, 11/07/2036	1,200,000	1,251,600
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	1,300,000	1,389,974
Republic of Guatemala, 6.6%, 6/13/2036	1,200,000	1,277,052
Republic of Hungary, 5.5%, 3/26/2036 (n)	1,000,000	1,001,356
Republic of Panama, 6.7%, 1/26/2036	150,000	162,000
Republic of Paraguay, 6.65%, 3/04/2055	800,000	846,000
Republic of Romania, 6%, 5/25/2034	1,300,000	1,292,568
Republic of Serbia, 6%, 6/12/2034	800,000	821,266
Republic of South Africa, 7.1%, 11/19/2036	800,000	855,760
Republic of South Africa, 7.25%, 12/11/2055 (n)	1,300,000	1,282,008
Republic of Turkey, 5.95%, 1/15/2031	200,000	196,379
United Mexican States, 6%, 5/07/2036	200,000	199,356
United Mexican States, 6.875%, 5/13/2037	600,000	626,880
United Mexican States, 6.625%, 1/29/2038	500,000	510,500
		$12,380,955
Energy - Independent – 1.1%
EQT Corp., 5%, 1/15/2029	$328,000	$330,662
EQT Corp., 4.75%, 1/15/2031	753,000	748,670
Occidental Petroleum Corp., 5.55%, 10/01/2034	719,000	741,386
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	571,000	622,037
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	2,159,000	2,184,846
		$4,627,601
Energy - Integrated – 0.3%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 12/31/2099	$667,000	$700,837
Eni S.p.A., 5.5%, 5/15/2034 (n)	600,000	612,182
		$1,313,019
Entertainment & Leisure – 0.3%
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	$1,442,000	$1,473,537
Food & Beverages – 1.4%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$147,000	$136,804
Constellation Brands, Inc., 4.8%, 5/01/2030	62,000	62,402
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.75%, 4/01/2033	1,110,000	1,141,380
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035	1,508,000	1,554,662
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,435,000	1,450,792
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	1,469,000	1,455,858
		$5,801,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – 5.3%
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	$337,000	$342,395
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	1,878,000	1,919,907
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	247,000	230,084
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 12/31/2099	49,000	49,730
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	1,200,000	1,342,402
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 12/31/2099	2,022,000	2,062,369
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	439,000	390,799
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	2,099,000	1,903,251
Goldman Sachs Group, Inc., 6.85%, 12/31/2099	196,000	200,998
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 12/31/2099	2,242,000	2,251,549
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	330,000	331,637
JPMorgan Chase & Co., 5.766%, 4/22/2035	602,000	626,767
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	2,259,000	2,230,055
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	312,000	317,496
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	450,000	454,507
Morgan Stanley, 5.664% to 4/17/2035, FLR (SOFR - 1 day + 1.757%) to 4/17/2036	2,314,000	2,381,485
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	238,000	245,996
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	1,809,000	1,861,281
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 12/31/2164 (n)	600,000	548,029
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	614,000	626,083
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	505,000	464,998
Wells Fargo & Co., 4.892% to 9/15/2035, FLR (SOFR - 1 day + 1.34%) to 9/15/2036	1,792,000	1,750,714
		$22,532,532
Industrial – 0.5%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$2,015,000	$2,035,831
Insurance – 1.0%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$1,603,000	$1,647,151
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	185,000	190,042
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	600,000	631,654
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	1,482,000	1,582,995
		$4,051,842
Insurance - Health – 0.5%
Horseshoe Funding Trust I, 6.062%, 2/15/2036 (n)	$2,053,000	$2,080,437
Insurance - Property & Casualty – 2.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$1,522,000	$1,486,475
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	294,000	298,411
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	1,392,000	1,382,118
Brown & Brown, Inc., 5.65%, 6/11/2034	235,000	238,082
Brown & Brown, Inc., 5.55%, 6/23/2035	1,693,000	1,697,253
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	1,520,000	1,593,873
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	450,000	461,460
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,403,000	1,440,108
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	1,384,000	1,387,896
		$9,985,676
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$1,474,000	$1,461,038
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$200,000	$216,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$204,171
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,606,000	1,648,013
		$1,852,184
Metals & Mining – 1.3%
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	$450,000	$460,878
FMG Resources (August 2006) Pty Ltd., 6.125%, 4/15/2032 (n)	1,157,000	1,197,957
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	787,000	751,337
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	1,290,000	1,290,248
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	1,185,000	1,231,757
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (n)(p)	653,299	659,629
		$5,591,806
Midstream – 2.2%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$1,498,000	$1,376,218
Energy Transfer LP, 5.35%, 1/15/2036	2,141,000	2,136,720
Plains All American Pipeline LP, 5.7%, 9/15/2034	238,000	244,130
Plains All American Pipeline LP, 5.6%, 1/15/2036	1,806,000	1,819,980
Targa Resources Corp., 6.125%, 3/15/2033	1,884,000	1,993,263
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	425,000	405,130
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	1,466,000	1,503,765
		$9,479,206
Mortgage-Backed – 7.1%
Fannie Mae, 4.612%, 2/25/2045 (n)	$43,726	$43,769
Fannie Mae, 5.012%, 12/25/2054	106,581	107,767
Fannie Mae, 5.112%, 12/25/2054	1,187,860	1,202,142
Fannie Mae, UMBS, 2%, 3/01/2052	1,318,949	1,059,361
Fannie Mae, UMBS, 2.5%, 4/01/2052	180,721	152,060
Fannie Mae, UMBS, 3%, 6/01/2052 - 8/01/2052	637,178	557,348
Fannie Mae, UMBS, 5%, 12/01/2054	2,122,314	2,089,932
Freddie Mac, 5.062%, 2/25/2055	215,170	217,770
Freddie Mac, UMBS, 5%, 8/01/2040 - 6/01/2056	3,044,593	3,027,283
Freddie Mac, UMBS, 3.5%, 9/01/2051 - 9/01/2052	2,049,998	1,865,054
Freddie Mac, UMBS, 2%, 3/01/2052 - 8/01/2052	2,348,436	1,885,481
Freddie Mac, UMBS, 2.5%, 5/01/2052 - 9/01/2052	2,465,823	2,074,918
Freddie Mac, UMBS, 3%, 5/01/2052	1,394,182	1,218,672
Freddie Mac, UMBS, 5.5%, 8/01/2054 - 10/01/2054	1,000,940	1,006,160
Freddie Mac, UMBS, 6.5%, 9/01/2054 - 11/01/2054	223,490	233,786
Freddie Mac, UMBS, 6%, 2/01/2055	102,243	105,497
Freddie Mac, UMBS, 4.5%, 11/01/2055 - 2/01/2056	938,411	901,322
Ginnie Mae, 2%, 4/20/2052	345,283	283,346
Ginnie Mae, 2.5%, 4/20/2052	493,619	422,646
Ginnie Mae, 4.825%, 3/20/2054	1,022,256	1,028,703
Ginnie Mae, 5.5%, 4/20/2055	188,227	189,730
Ginnie Mae, 7.575%, 5/20/2055	190,697	195,282
Ginnie Mae, 6.137%, 6/20/2055	76,516	76,879
Ginnie Mae, 6.212%, 6/20/2055	46,982	45,127
Ginnie Mae, 4.475%, 9/20/2065	603,059	603,844
Ginnie Mae, 2.266%, 3/20/2066 (i)	189,870	6,489
UMBS, TBA, 4%, 5/01/2055	650,000	608,506
UMBS, TBA, 2%, 6/11/2056	2,350,000	1,879,264
UMBS, TBA, 5.5%, 6/11/2056	2,675,000	2,686,806
UMBS, TBA, 6%, 6/11/2056	3,250,000	3,318,478
UMBS, TBA, 2.5%, 6/25/2056	1,600,000	1,338,564
		$30,431,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$684,000	$694,372
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	400,000	411,584
		$1,105,956
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$270,000	$252,366
Network & Telecom – 0.5%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$2,078,000	$2,106,017
Non-Global Systemically Important Banks – 1.2%
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	$328,000	$361,382
Capital One Financial Corp., 6.7%, 11/29/2032	245,000	266,942
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	183,000	194,081
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	100,000	103,767
Capital One Financial Corp., 5.197% to 9/11/2035, FLR (SOFR - 1 day + 1.63%) to 9/11/2036	1,630,000	1,587,894
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	1,422,000	1,422,788
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)	600,000	608,100
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2099 (n)	445,000	448,327
		$4,993,281
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$1,603,000	$1,622,035
Real Estate - Retail – 1.1%
Brixmor Operating Partnership LP, REIT, 5.75%, 2/15/2035	$2,000,000	$2,070,694
STORE Capital Corp., REIT, 4.5%, 3/15/2028	291,000	289,303
STORE Capital Corp., REIT, 4.625%, 3/15/2029	278,000	275,491
STORE Capital Corp., REIT, 4.95%, 2/11/2031	1,167,000	1,155,212
STORE Capital Corp., REIT, 2.7%, 12/01/2031	957,000	841,899
		$4,632,599
Real Estate - Storage & Office – 1.7%
Boston Properties LP, REIT, 6.5%, 1/15/2034	$259,000	$274,562
Boston Properties LP, REIT, 5.75%, 1/15/2035	2,555,000	2,582,969
Highwoods Realty LP, 5.35%, 1/15/2033	2,521,000	2,508,932
Vornado Realty LP, 5.75%, 2/01/2033	2,098,000	2,091,265
		$7,457,728
Retail & E-commerce – 1.6%
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	$270,000	$272,573
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	35,000	34,591
AutoNation, Inc., 5.89%, 3/15/2035	1,640,000	1,676,230
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	1,390,321	1,537,480
DICK'S Sporting Goods, 3.15%, 1/15/2032	1,941,000	1,775,031
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	1,350,000	1,360,298
		$6,656,203
Semiconductor & Electronic Components – 0.4%
Broadcom, Inc., 5.2%, 4/15/2032	$248,000	$253,223
Broadcom, Inc., 3.137%, 11/15/2035 (n)	303,000	258,112
Broadcom, Inc., 4.8%, 2/15/2036	1,390,000	1,353,275
		$1,864,610
Software – 1.3%
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	$1,234,000	$1,272,838
Oracle Corp., 5.2%, 9/26/2035	336,000	320,003
Oracle Corp., 5.7%, 2/04/2036	1,310,000	1,287,042
Oracle Corp., 5.95%, 9/26/2055	95,000	83,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Software – continued
Salesforce, Inc., 5.2%, 3/15/2033	$800,000	$804,817
Salesforce, Inc., 5.55%, 3/15/2036	1,952,000	1,965,967
		$5,733,739
Telecommunications - Wireless – 0.9%
American Tower Corp., 5.4%, 1/31/2035	$756,000	$767,908
Rogers Communications, Inc., 3.8%, 3/15/2032	1,998,000	1,867,664
T-Mobile USA, Inc., 2.55%, 2/15/2031	256,000	232,993
T-Mobile USA, Inc., 4.95%, 11/15/2035	554,000	544,031
Vodafone Group PLC, 5.625%, 2/10/2053	369,000	348,829
		$3,761,425
Tobacco – 1.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$227,000	$240,810
B.A.T. Capital Corp., 4.742%, 3/16/2032	252,000	251,620
B.A.T. Capital Corp., 4.625%, 3/22/2033	1,324,000	1,300,398
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	1,704,000	1,786,447
Philip Morris International, Inc., 5.375%, 2/15/2033	735,000	756,799
Philip Morris International, Inc., 5.25%, 2/13/2034	174,000	177,223
Philip Morris International, Inc., 4.875%, 4/30/2035	552,000	545,239
		$5,058,536
Transportation & Logistics – 0.6%
Triton International Ltd., 5.15%, 2/15/2033	$2,366,000	$2,327,199
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	197,340	209,741
		$2,536,940
Travel, Gaming, & Lodging – 0.4%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$750,000	$760,767
Marriott International, Inc., 2.85%, 4/15/2031	278,000	255,268
Marriott International, Inc., 5.25%, 10/15/2035	543,000	545,152
		$1,561,187
U.S. Treasury Obligations – 23.6%
U.S. Treasury Bonds, 4.5%, 2/15/2044	$1,900,000	$1,801,215
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	5,450,000	5,226,891
U.S. Treasury Bonds, 4.875%, 8/15/2045	5,100,000	5,036,051
U.S. Treasury Bonds, 4.625%, 11/15/2045	34,345,000	32,820,941
U.S. Treasury Bonds, 4.25%, 2/15/2054	3,460,000	3,063,857
U.S. Treasury Bonds, 4.5%, 11/15/2054	5,409,000	4,996,141
U.S. Treasury Bonds, 4.75%, 8/15/2055	1,500,000	1,444,277
U.S. Treasury Bonds, 4.625%, 11/15/2055	19,000,000	17,937,187
U.S. Treasury Notes, 4.125%, 10/31/2029	13,645,000	13,661,523
U.S. Treasury Notes, 3.875%, 7/31/2030	14,930,000	14,794,114
		$100,782,197
Utilities – 0.9%
Colbun S.A., 5.375%, 9/11/2035 (n)	$405,000	$399,134
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	1,425,000	1,602,269
Pacific Gas & Electric Co., 6.95%, 3/15/2034	220,000	240,660
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	1,461,000	1,521,686
		$3,763,749
Total Bonds		$422,202,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds – 2.8%
Money Market Funds – 2.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.56% (j)	11,953,626	$11,953,626

Other Assets, Less Liabilities – (1.9)%		(7,900,323)
Net Assets – 100.0%		$426,255,409

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,622,089, representing 40.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 5/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	297	$61,349,062	September – 2026	$124,075
U.S. Treasury Ultra Bond 30 yr	Long	USD	10	1,144,063	September – 2026	16,200
						$140,275
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	38	$4,258,969	September – 2026	$(40,078)
At May 31, 2026, the fund had liquid securities collateral with an aggregate value of $406,641 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$100,782,197	$—	$100,782,197
Non - U.S. Sovereign Debt	—	13,493,165	—	13,493,165
Municipal Bonds	—	1,105,956	—	1,105,956
U.S. Corporate Bonds	—	123,289,083	—	123,289,083
Residential Mortgage-Backed Securities	—	54,339,296	—	54,339,296
Commercial Mortgage-Backed Securities	—	10,792,007	—	10,792,007
Asset-Backed Securities (including CDOs)	—	75,854,128	—	75,854,128
Foreign Bonds	—	42,546,274	—	42,546,274
Investment Companies	11,953,626	—	—	11,953,626
Total	$11,953,626	$422,202,106	$—	$434,155,732
Other Financial Instruments
Futures Contracts – Assets	$140,275	$—	$—	$140,275
Futures Contracts – Liabilities	(40,078)	—	—	(40,078)
For further information regarding security characteristics, see the Portfolio of Investments.